1 (212) 318-6015

justincapozzi@paulhastings.com

August 6, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli ESG Fund, Inc. (the “Fund”)
File Nos. 333-141093/811-22026

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 19 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 30, 2018 (Accession #0001193125-18-231268).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Justin Capozzi
Justin Capozzi for PAUL HASTINGS LLP

cc:	B. Alpert
A. Mullady
A. Mango
A. Ward